Income Tax Expense - Current Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Current income tax receivables	$ 128	[1]		$ 233
Current income tax payables	(68,834)	[1]	$ (48,703)	(30,373)
Current tax liabilities (assets), net	$ (68,706)		$ (48,703)	$ (30,140)	$ (26,415)
Nigeria
Disclosure of operating segments [line items]
Education tax rate	2.50%		2.00%

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).